Financial Information of Parent Company Statements of Operations (Details) - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Other selling and marketing expenses		$ 10,114,870	$ 7,037,783	$ 14,417,878
General and administrative expenses		9,759,145	14,153,048	21,664,447
Total operating expenses		18,400,960	13,607,198	36,573,547
Loss from operations		4,182,658	2,358,919	29,110,984
Other expenses		(11,638,843)	(17,671,023)	(195,355)
Equity in losses of affiliates	$ (150,000)	0	868,121	226,779
Income taxes		(7,864,545)	4,592,783	183,091
Net income (loss) of Acorn International, Inc.		12,384,303	3,438,370	(40,158,654)
Parent Company [Member]
Operating expenses:
Other selling and marketing expenses		0	270	207,461
General and administrative expenses		4,026,312	2,800,959	2,638,398
Total operating expenses		4,026,312	2,801,229	2,845,859
Loss from operations		(4,026,312)	(2,801,229)	(2,845,859)
Other expenses		246,603	128,188	112,848
Loss before income taxes		(3,779,709)	(2,673,041)	(2,733,011)
Equity in losses of affiliates		0	(150,000)	0
Income taxes		0	0	0
Equity in gains (losses) of subsidiaries		16,164,012	6,261,411	(37,425,643)
Net income (loss) of Acorn International, Inc.		$ 12,384,303	$ 3,438,370	$ (40,158,654)